Investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Investments [Abstract]
Investments Other Than Investments Accounted for Using Equity Method

As at	December 31, 2023	December 31, 2022
Investments at amortized cost	24,405	24,493
Investments at FVTPL	8,655	72,761
	33,060	97,254

Current portion	3,400	6,552
Long-term	29,660	90,702